Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,200,000.00
Previously Paid Amount	0.00
Total Fee Amount	191.40
Total Offset Amount	0.00
Net Fee	191.40
Narrative - Max Aggregate Offering Price	$ 2,200,000.00
Final Prospectus	true